FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($)	Sep. 30, 2017	Mar. 16, 2017	Dec. 31, 2016	Sep. 21, 2012
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 3,935,400,000		$ 3,400,500,000
Liabilities	$ (1,082,600,000)		$ (1,129,400,000)
Fixed interest rate | Senior Unsecured Notes at 6.75%
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate	6.75%	6.75%		6.75%
Fixed interest rate | 7.0% Senior Secured Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate		7.00%	7.00%
Carrying Amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 891,900,000
Liabilities	(400,100,000)
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Carrying Amount | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(100,000)
Carrying Amount | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(400,000,000)
Carrying Amount | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	583,600,000
Carrying Amount | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	24,700,000
Carrying Amount | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	227,000,000
Carrying Amount | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	30,100,000
Carrying Amount | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,700,000
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	12,000,000
Carrying Amount | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,300,000
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,500,000		$ 0
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	891,900,000		799,000,000
Liabilities	(421,900,000)		(476,000,000)
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0		(2,000,000)
Recurring fair value measurement | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(100,000)		0
Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(421,800,000)		(474,000,000)
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	583,600,000		652,000,000
Recurring fair value measurement | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	24,700,000		110,700,000
Recurring fair value measurement | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	227,000,000		0
Recurring fair value measurement | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	30,100,000		21,900,000
Recurring fair value measurement | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,700,000		5,900,000
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	12,000,000		2,300,000
Recurring fair value measurement | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,300,000		6,200,000
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,500,000		$ 0
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	863,000,000
Liabilities	(421,800,000)
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Recurring fair value measurement | Level 1 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Recurring fair value measurement | Level 1 | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(421,800,000)
Recurring fair value measurement | Level 1 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	583,600,000
Recurring fair value measurement | Level 1 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	24,700,000
Recurring fair value measurement | Level 1 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	227,000,000
Recurring fair value measurement | Level 1 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	25,000,000
Recurring fair value measurement | Level 1 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,700,000
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 1 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 1 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	28,900,000
Liabilities	(100,000)
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Recurring fair value measurement | Level 2 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(100,000)
Recurring fair value measurement | Level 2 | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Recurring fair value measurement | Level 2 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 2 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 2 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 2 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,100,000
Recurring fair value measurement | Level 2 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	12,000,000
Recurring fair value measurement | Level 2 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,300,000
Recurring fair value measurement | Level 2 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,500,000
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Liabilities	0
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Recurring fair value measurement | Level 3 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Recurring fair value measurement | Level 3 | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Recurring fair value measurement | Level 3 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 3 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 3 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 3 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 3 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 3 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 3 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 0